FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ADAR Investment Management LLC
Address:          156 West 56th Street, Suite 801
                  New York, New York 10019

13F File Number:  028-11211

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Morse
Title:  Chief Operating Officer
Phone:  (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

August 14, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $173,347 (thousands)

List of Other Included Managers:

         None

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FORM 13F INFORMATION TABLE
For Quarter Ended: 6/30/07                      Name of Reporting Manager:  ADAR Investment Management LLC

                                                                                                                    Item 8:
Item 1:                          Item 2 :      Item 3:     Item 4:    Item 5:            Item 6:    Item 7:    Voting Authority
Name of Issuer                Title of Class   CUSIP     Fair Market Shares or          Investment  Other      (a)      (b)    (c)
                                               Number       Value   Principal  Sh/ Put/ Discretion  Managers   Sole   Shared   None
                                                          (X$1000)    Amount   Prn Call

A D C TELECOMMUNICATIONS      COM NEW          000886309     1,833      100,000 SH        SOLE                 100,000
ABITIBI-CONSOLIDATED INC      COM              003924107     3,725    1,267,050 SH        SOLE               1,267,050
ALDABRA 2 ACQUISITION CORP    UNIT 99/99/9999  01408A202     1,583      150,000 SH        SOLE                 150,000
ALLIED WRLD ASSUR COM HLDG L  SHS              G0219G203     1,025       20,000 SH        SOLE                  20,000
AMERIPRISE FINL INC           COM              03076C106       318        5,000 SH        SOLE                   5,000
ASSISTED LIVING CONCPT NEV N  CL A             04544X102     2,469      231,800 SH        SOLE                 231,800
BFC FINL CORP                 CL A             055384200       380      100,000 SH        SOLE                 100,000
CAPITAL LEASE FDG INC         COM              140288101       209       19,400 SH        SOLE                  19,400
CITADEL BROADCASTING CORP     COM              17285T106     6,128      950,000 SH        SOLE                 950,000
CYTYC CORP                    COM              232946103     6,467      150,000 SH        SOLE                 150,000
DOMTAR CORP                   COM              257559104    10,602      950,000 SH        SOLE                 950,000
E M C CORP MASS               COM              268648102    19,910    1,100,000 SH        SOLE               1,100,000
ENDEAVOR ACQUISITION CORP     *W EXP 12/14/200 292577111       276       50,000 SH        SOLE                  50,000
FBR CAPITAL MARKETS CORP      COM              30247C301       507       30,000 SH        SOLE                  30,000
FIRST MERCURY FINANCIAL CORP  COM              320841109     3,976      189,600 SH        SOLE                 189,600
FRIEDMAN BILLINGS RAMSEY GRO  CL A             358434108     1,365      250,000 SH        SOLE                 250,000
GARTNER INC                   COM              366651107    22,741      924,800 SH        SOLE                 924,800
GENEVA ACQUISITION CORP       UNIT 99/99/9999  37185Y203     2,897      447,100 SH        SOLE                 447,100
GRACE W R & CO DEL NEW        COM              38388F108     3,674      150,000 SH        SOLE                 150,000
HOMEBANC CORP GA              COM              43738R109       398      313,000 SH        SOLE                 313,000
ICF INTL INC                  COM              44925C103     4,005      199,078 SH        SOLE                 199,078
ICICI BK LTD                  ADR              45104G104       383        7,800 SH        SOLE                   7,800
KAPSTONE PAPER & PACKAGING C  COM              48562P103     5,019      661,261 SH        SOLE                 661,261
KBR INC                       COM              48242W106     3,935      150,000 SH        SOLE                 150,000
MEDIACOM COMMUNICATIONS CORP  CL A             58446K105     6,794      701,157 SH        SOLE                 701,157
PENNANTPARK INVT CORP         COM              708062104     3,510      250,000 SH        SOLE                 250,000
PMC-SIERRA INC                COM              69344F106     1,546      200,000 SH        SOLE                 200,000
PRUDENTIAL FINL INC           COM              744320102     1,118       11,500 SH        SOLE                  11,500
QUINTANA MARITIME LTD         SHS              Y7169G109     3,955      250,000 SH        SOLE                 250,000
RENAISSANCE ACQUISITION CORP  UNIT 01/28/2011  75966C206     1,334      200,000 SH        SOLE                 200,000
SAIC INC                      COM              78390X101     2,419      133,850 SH        SOLE                 133,850
SANMINA SCI CORP              COM              800907107     3,130    1,000,000 SH        SOLE               1,000,000
SECURITY CAPITAL ASSURANCE    COM              G8018D107     8,097      262,300 SH        SOLE                 262,300
SHANGHAI CENTURY ACQUISIT CO  SHS              G80637104       840      100,000 SH        SOLE                 100,000
SOLERA HOLDINGS INC           COM              83421A104     9,740      502,600 SH        SOLE                 502,600
SOUTHWESTERN ENERGY CO        COM              845467109     1,113       25,000 SH        SOLE                  25,000
TIME WARNER TELECOM INC       CL A             887319101     8,040      400,000 SH        SOLE                 400,000
VERIGY LTD                    SHS              Y93691106     1,431       50,000 SH        SOLE                  50,000
VANTAGE ENERGY SERVICES INC   UNIT 99/99/9999  92209F201     4,160      500,000 SH        SOLE                 500,000
VICTORY ACQUISITION CORP      UNIT 99/99/9999  92644D209     6,988      634,100 SH        SOLE                 634,100
WNS HOLDINGS LTD              SPON ADR         92932M101     2,892      101,600 SH        SOLE                 101,600
XL CAP LTD                    CL A             G98255105     2,419       28,700 SH        SOLE                  28,700



Information Table Entry Total:               42
Information Value Total (Thousands):    173,347

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